UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment:    ; Amendment Number:
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Grand-Jean Capital Management, Inc.
Address:  One Market - Steuart Tower
          Suite 2600
          San Francisco, CA  94105

Form 13F File Number:    28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Crystal Smolinski
Title:    Chief Compliance Officer
Phone:    (415) 512-8512

Signature, Place and Date of Signing:


/s/ Crystal Smolinski         San Francisco, CA        August 8, 2008


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      48

Form 13F Information Table Value Total:      149,606 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER          TITLE CUSIP       VALUE   SHARES      SH  PUT/   INV.  OTHE  VOTING AUTH
                        OF                X1000               /P  CALL   DISC  R
                        CLASS                                 RN         .     MGR
                                                                                     SOLE

Alliancebernstein Hldg  COM    011881G106   269     4,915.00    SH         Sole         4,915.00
American Tower Corp     COM    029912201    6,663   157,704.00  SH         Sole         157,704.00
Amgen Incorporated      COM    031162100    943     20,000.00   SH         Sole         20,000.00
Arch Capital            COM    G0450A105    8,822   133,022.00  SH         Sole         133,022.00
Arch Capital Gp A Pfd   COM    G0450A147    219     9,400.00    SH         Sole         9,400.00
Berkshire Hathaway B    COM    84670207     6,427   1,602.00    SH         Sole         1,602.00
Blackrock Cal Ins Muni  COM    09247G108    221     14,700.00   SH         Sole         14,700.00
Burlington Northern     COM    12189T104    8,623   86,325.00   SH         Sole         86,325.00
Santa Fe
CapitalSource Inc       COM    14055X102    3,611   325,873.05  SH         Sole         325,873.05
Chesapeake Energy Corp. COM    165167107    4,679   70,943.52   SH         Sole         70,943.52
ChevronTexaco Corp      COM    166764100    475     4,794.00    SH         Sole         4,794.00
Cisco Systems Inc.      COM    17245R102    8,422   362,090.00  SH         Sole         362,090.00
Comcast Corp Class A    COM    20030N101    6,172   325,350.00  SH         Sole         325,350.00
ConocoPhillips          COM    20825C104    995     10,538.00   SH         Sole         10,538.00
DCP Midstream Partners  COM    23311P100    959     32,800.00   SH         Sole         32,800.00
DST Systems             COM    233326107    2,770   50,325.00   SH         Sole         50,325.00
DTS Inc                 COM    23335C101    3,002   95,838.00   SH         Sole         95,838.00
Emerson Electric Co.    COM    69318P106    254     5,144.13    SH         Sole         5,144.13
Enterprise Prod         COM    293792107    487     16,500.00   SH         Sole         16,500.00
Partners LP
Exterran Holdings Inc   COM    30225X103    6,044   84,550.00   SH         Sole         84,550.00
Exxon Mobil Corp        COM    30231G102    1,432   16,254.00   SH         Sole         16,254.00
Fiduciary Claymore MLP  COM    31647Q106    1,893   91,564.00   SH         Sole         91,564.00
OPPty
Fisher Communications   COM    337756209    2,108   61,219.00   SH         Sole         61,219.00
Gastar Exploration Ltd  COM    367299104    250     97,700.00   SH         Sole         97,700.00
General Electric        COM    369604103    3,051   114,309.12  SH         Sole         114,309.12
Goldman Sachs           COM    38141G104    739     4,223.00    SH         Sole         4,223.00
Gunther International   COM    403203102    5       10,000.00   SH         Sole         10,000.00
LTD
International Business  COM    459200101    336     2,832.00    SH         Sole         2,832.00
Machines
Int'l Speedway CL A     COM    460335201    4,980   127,592.00  SH         Sole         127,592.00
Johnson & Johnson       COM    478160104    1,148   17,839.00   SH         Sole         17,839.00
Common
Knology Inc             COM    499183804    4,424   402,563.00  SH         Sole         402,563.00
Kraft Foods Inc         COM    50075N104    8,229   289,227.00  SH         Sole         289,227.00
Microsoft Inc           COM    594918104    8,464   307,666.00  SH         Sole         307,666.00
Oreilly Automotive Inc  COM    686091109    3,575   159,955.00  SH         Sole         159,955.00
Pepsico Inc             COM    713448108    491     7,725.00    SH         Sole         7,725.00
Plains Expl &           COM    726505100    3,511   48,120.00   SH         Sole         48,120.00
Production Co
Procter & Gamble Co     COM    742718109    596     9,801.00    SH         Sole         9,801.00
Schlumberger            COM    806857108    543     5,050.00    SH         Sole         5,050.00
Southern Union Co       COM    844030106    7,194   266,255.00  SH         Sole         266,255.00
Starbucks Corp          COM    855244109    5,685   361,200.00  SH         Sole         361,200.00
SunCor                  COM    8672291066   2,536   43,638.00   SH         Sole         43,638.00
Town Sports             COM    89214A102    4,295   459,885.00  SH         Sole         459,885.00
International Holding
United Technologies     COM    913017109    233     3,773.00    SH         Sole         3,773.00
Corp
Weatherford             COM    G95089101    5,951   119,995.00  SH         Sole         119,995.00
International
Wells Fargo & Co. Inc.  COM    949746101    427     17,996.00   SH         Sole         17,996.00
Cl A New
White Mountains         COM    GN618E107    5,012   11,683.00   SH         Sole         11,683.00
Insurance
William Partners LTD    COM    46950F104    1,385   42,150.00   SH         Sole         42,150.00
Williams Companies      COM    969457100    1,056   26,200.00   SH         Sole         26,200.00


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